LONG-TERM DEBT (Schedule of Outstanding Warrants Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of warrant shares outstanding at the end of the period (in Shares)	189,000
Maximum [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price of outstanding warrants at the end of the period (in Dollars per Share)	$ 8.50
Number of warrant shares outstanding at the end of the period (in Shares)	300,118
Weighted-average remaining contractual life (Duration)	1 year 5 months 1 day
Minimum [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price of outstanding warrants at the end of the period (in Dollars per Share)	$ 0.25
Number of warrant shares outstanding at the end of the period (in Shares)	8,079
Weighted-average remaining contractual life (Duration)	7 months 24 days